Concentrations of Credit Risk and Major Customers (Tables)	12 Months Ended
Dec. 31, 2017
Customers [Member]
Concentration Risk [Line Items]
Summary of customers and suppliers
	For the Years Ended
	December 31,
Customer	2017		2016	2015

Customer A	*	%	12.00%	*	%
Customer B	10.89%		12.67%	12.54%
* Less than 10%
Suppliers [Member]
Concentration Risk [Line Items]
Summary of customers and suppliers
	For the Years Ended December 31,
Supplier	2017	2016	2015
Supplier A	10.65%	14.12%	*
Supplier B	13.23%	13.39%	15.51%
* Less than 10%